Note 1 - Basis of Presentation and Description of Business	9 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1. BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

Arch Therapeutics, Inc. (together with its subsidiary, the “Company” or “Arch”) was incorporated under the laws of the State of Nevada on September 16, 2009, under the name “Almah, Inc.” Effective June 26, 2013, the Company completed a merger (the “Merger”) with Arch Biosurgery, Inc. (formerly known as Arch Therapeutics, Inc.), a Massachusetts corporation (“ABS”), and Arch Acquisition Corporation (“Merger Sub”), the Company’s wholly owned subsidiary formed for the purpose of the transaction, pursuant to which Merger Sub merged with and into ABS and ABS thereby became the wholly owned subsidiary of the Company. As a result of the acquisition of ABS, the Company abandoned its prior business plan and changed its operations to the business of a biotechnology company. The Company’s principal offices are located in Framingham, Massachusetts.

ABS was incorporated under the laws of the Commonwealth of Massachusetts on March 6, 2006, as Clear Nano Solutions, Inc. On April 7, 2008, ABS changed its name from Clear Nano Solutions, Inc. to Arch Therapeutics, Inc. Effective upon the closing of the Merger, ABS changed its name from Arch Therapeutics, Inc. to Arch Biosurgery, Inc.

In the first quarter of 2021, the Company commenced commercial sales of our first product, AC5® Advanced Wound System, and has recently devoted substantially all of the Company’s operational effort to continue the ongoing commercialization and market adoption of our first product. To date, the Company has principally raised capital through the issuance of convertible debt, and the issuance of units consisting of its common stock, $0.001 par value per share (“Common Stock”) and warrants to purchase Common Stock (“warrants”).

The Company expects to incur substantial expenses for the foreseeable future relating to research, development and commercialization of its potential products. However, there can be no assurance that the Company will be successful in securing additional resources when needed, on terms acceptable to the Company, if at all. Therefore, there exists substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability of assets that might be necessary despite this uncertainty.